Product Warranties - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Warranty Liability [Line Items]
Warranty liability	$ 39,508		$ 39,508		$ 42,256	$ 47,678	$ 53,296
Cost of revenue
Product Warranty Liability [Line Items]
Charge to cost of revenues for adjustments to the warranty liability	300	$ 400	900	$ 800
Standard Assurance Warranty [Member]
Product Warranty Liability [Line Items]
Warranty liability	5,700		$ 5,700		$ 6,100	5,500
IGU
Product Warranty Liability [Line Items]
Standard product warranty term			10 years		10 years
Warranty liability	$ 33,800		$ 33,800		$ 36,200	$ 42,100
IGUS With Sloped Or Laminated Glass | Minimum
Product Warranty Liability [Line Items]
Standard product warranty term			5 years		5 years
IGUS With Sloped Or Laminated Glass | Maximum
Product Warranty Liability [Line Items]
Standard product warranty term			10 years		10 years
Control System Associated With The Sale Of IGUS
Product Warranty Liability [Line Items]
Standard product warranty term			5 years		5 years